Investment in Associates and Joint Ventures (Narrative) (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions									3 Months Ended			9 Months Ended		12 Months Ended
	Feb. 12, 2025 CAD ($) shares	Feb. 12, 2025 USD ($) shares	Aug. 21, 2024 CAD ($) shares	Aug. 21, 2024 USD ($) shares	Aug. 20, 2024	May 04, 2023 CAD ($)	May 04, 2023 USD ($)	Jul. 01, 2021 USD ($)	Jan. 31, 2025 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)	Oct. 31, 2024 CAD ($)	Jan. 31, 2025 USD ($) $ / shares	Oct. 31, 2024 USD ($) $ / shares	Jan. 31, 2024 USD ($)
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Investment in Schwab									$ 9,242					$ 9,024
Share of net income from investment in Schwab									$ 231	$ 141
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Equity investment percentage			10.10%	10.10%	12.30%				10.10%					10.10%
Fair value of outstanding shares									$ 22,000					$ 18,000	$ 15,000	$ 13,000
Closing price of shares | $ / shares															$ 82.72	$ 70.83
Percentage of voting common shares									7.50%
Investment in Schwab									$ 9,200					$ 9,000
Share of net income from investment in Schwab									$ 231	141
Other income			$ 1,000	$ 700
Other income net of tax			$ 500	$ 400
Number of shares sold | shares			40.5	40.5
Proceeds from sale of shares in equity method investment			$ 3,400	$ 2,500
Charles Schwab Corporation [member] | 2019 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits								$ 10,000
Charles Schwab Corporation [member] | 2023 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits						$ 6,800	$ 5,000
Options exercised to buy fixed rate obligations										700		$ 700					$ 500
Option termination fees										$ 32	$ 23	$ 337	$ 250
Top of range [member] | Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of voting common shares									9.90%
Bottom of range [member] | Charles Schwab Corporation [member] | 2019 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits								$ 50,000
Bottom of range [member] | Charles Schwab Corporation [member] | 2023 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits							$ 60,000
Other Disposals Of Assets [Member] | Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of shares sold | shares	184.7	184.7
Proceeds from sale of shares in equity method investment	$ 21,000	$ 14,600
Gain on disposal of shares	8,600	$ 5,800
Underwriting fees from sale of investments	$ 200
Percent of interest in investements sold	10.10%	10.10%
CET1 capital increase (decrease)	2.38%	2.38%